Equity Capital Structure, Description of Series A Preferred Shares following the Series A Amended SOD (Details) - Series A Preferred Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Oct. 10, 2019
Preferred Shares [Abstract]
Dividend rate	9.75%	9.75%
Cashless redemption price (in dollars per share)	$ 25	$ 25	$ 25
Multiplier increase in dividend rate for dividend arrearage	1.30
Redemption price in cash (in dollars per share)	$ 30		$ 30
Percentage of common stock price paid if redemption price is paid in common shares	90.00%
Threshold consecutive trading days	5 days